Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 63,903	$ 55,924	$ 50,138
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(2)	(4)	(589)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(33)	(12)	59
Reclassification adjustment for realized losses (gains) included in net income	31	8	(648)
Foreign currency translation adjustments, net of tax of nil	(169)	161	50
Net unrecognized actuarial gain (loss), net of tax of $8, $(99)and $43 in 2012, 2013 and 2014, respectively	281	(401)	233
Comprehensive income	64,013	55,680	49,832
Comprehensive loss attributable to noncontrolling interests	2,681	5,521	1,461
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 66,694	$ 61,201	$ 51,293